LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	December 31,	December 31,
	2020	2019

Balance at the beginning of the year	$8,875	$—
Net proceeds from software and equipment financing	4,010	10,218
Finance cost	834	301
Repayments of principal	(3,229)	(1,343)
Repayments of finance costs	(834)	(301)
Effects of movements in exchange rates	16	—
Balance at the end of the year	$9,672	$8,875

Statements of Financial Position Presentation
Current loans payable	$3,578	$2,958
Non-Current loans payable	6,094	5,917
Total	$9,672	$8,875